FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Schedule of company's financial instruments at fair value hierarchy

	December 31, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Investments	$8,895,559	$—	$—	$779,019	$147,000	$—
Secured notes	—	—	—	—	2,817,554	—

Summary of maturity profile of the company's financial labilities

	Within 1 year	2-3 years	4-5 years	More than 5 years	Total
Accounts payable and accrued liabilities	$12,339,524	$—	$—	$—	$12,339,524
Lease liabilities	251,871	185,792	72,662	526	510,851
Loans payable	110,660	221,323	221,323	85,661	638,967
Reclamation and closure cost provisions	—	946,600	1,010,033	13,904,109	15,860,742
	$12,702,055	$1,353,715	$1,304,018	$13,990,296	$29,350,084